Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties:

3.      Transactions with Related Parties:
Except for the Sydelle profit sharing agreement described below, details of the Company's transactions with related parties did not change in the six-month period ended June 30, 2017 and are discussed in Note 3 of the Company's consolidated financial statements for the year ended December 31, 2016, included in the 2016 Annual Report.
Sydelle profit sharing agreement: In April 2017, Sydelle Marine Limited (“Sydelle”), a company controlled by members of the family of Mr. Petros Pappas, our chief executive officer, entered into an agreement (the “Agreement”) with the Company's fully owned subsidiary Domus Shipping LLC (“Domus”), owner of the vessel Star Ariadne, to operate a pool, whereby the net revenues of Star Ariadne and the vessel owned by Sydelle, will be equally split between the two companies. This pooling arrangement commenced in April 2017. Pursuant to the Agreement, the pool adjustment for the six-month period ended June 30, 2017 was ($159), which is recorded in “Voyage revenues” in the accompanying consolidated statements of operations. As of June 30, 2017, the Company had an outstanding payable amount of $159 in connection with the Agreement.

Transactions and balances with related parties are analyzed as follows:
Balance Sheet
	December 31, 2016	June 30, 2017
Due from related parties
Oceanbulk Maritime S.A. and its affiliates	$922	$148
Interchart Shipping Inc.	-	-
Star Ocean Manning Philipines Inc.	-	80
Due from related parties	$922	$228

Due to related parties
Combine Marine Ltd.	$-	8
Oceanbulk Maritime S.A. and its affiliates	26	3
Sydelle profit sharing agreement		159
Management and Directors Fees	323	157
Managed Vessels of Oceanbulk Shipping LLC	7	7
Due to related parties	$356	$334

Statements of Operations
	Six month period ended June 30,
	2016	2017
Voyage expenses-Interchart	$(1,650)	$(1,650)
Executive directors consultancy fees	(248)	(250)
Non-executive directors compensation	(75)	(72)
Office rent - Combine Marine Ltd.	(17)	(17)
Office rent - Alma Properties	-	(2)
Sydelle profit sharing agreement	-	(159)